QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Law Offices of John H. Lively & Associates, Inc.
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211
(Name and address of agent for service)

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 07/31

Date of reporting period: 10/31/2012

ITEM 1. SCHEDULE OF INVESTMENTS

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

SHERWOOD FOREST ALTERNATIVE FUND
SCHEDULE OF INVESTMENTS
October 31, 2012
(unaudited)

Number		% of
of		Total	Fair
Shares	Security Description	Investments	Value

	EXCHANGE-TRADED FUNDS	78.66%

	CURRENCY	3.75%
3,600	CurrencyShares Euro Trust		$463,320

	FINANCIAL	3.87%
10,200	Direxion Emerging Markets Bear 3X Shares		119,952
22,600	Financial Select Sector SPDR Fund		358,888

			478,840

	FIXED INCOME	2.88%
12,200	ProShares Short 20+ Treasury		355,630

	INTERNATIONAL	13.46%
9,800	iShares FTSE China 25 Index Fund		360,346
8,800	iShares MSCI Brazil Index Fund		469,216
13,200	iShares MSCI Japan Index Fund		119,526
1,800	iShares MSCI South Africa Index Fund		118,134
13,800	Vanguard FTSE All-World Ex-US Index Fund		597,402

			1,664,624

	DOMESTIC EQUITY	14.30%
8,800	ishares MSCI EAFE Index Fund		471,416
3,300	Industrial Select Sector SPDR Fund		120,417
14,400	iShares MSCI Emerging Markets Index		591,984
11,400	Market Vectors Agribusiness ETF		584,592

			1,768,409

	LARGE CAP	7.95%
7,100	Direxion Daily S&P 500 Bear 3X shares		128,368
9,600	Short QQQ ProShares		248,928
13,150	Consumer Discretionary Select Sector SPDR Fund		605,821

			983,117

	MATERIALS	3.84%
13,200	Materials Select Sector SPDR Trust		475,068

	MID CAP	2.95%
13,700	ProShares Short MidCap400		364,831

	MINING	14.49%
11,300	Market Vectors Gold Miners ETF		597,205
24,800	Market Vectors Junior Gold Miners ETF		598,672
13,400	SPDR Metals & Mining ETF		596,300

			1,792,177

Number		% of
of		Total	Fair
Shares	Security Description	Investments	Value

	REAL ESTATE	5.23%
24,850	SPDR S&P Homebuilders ETF		$646,100

	SMALL CAP	1.94%
2,100	Direxion Daily Small Cap bull 3X Shares		119,889
4,700	Short Russell2000 ProShares		119,897

			239,786

	TECHNOLOGY	1.07%
13,500	Direxion Daily technology Bear 3X Shares		132,705

	UTILITIES	2.92%
9,800	Utilities Select Sector SPDR Fund		361,326

	TOTAL EXCHANGE-TRADED FUNDS	78.66%	9,725,933

	CASH & CASH EQUIVALENTS	21.34%
2,638,578	Federated Treasury Obligations Fund 0.01% **		2,638,578

	TOTAL INVESTMENTS	100.00%	$12,364,511

**	Effective 7 day yield as of October 31, 2012.

FAS 157 Footnote Disclosure:

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2012:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

EXCHANGE-TRADED FUNDS	$9,725,933	-	-	$9,725,933
CASH AND CASH EQUIVALENTS	2,638,578	-	-	2,638,578

Common Stocks	$12,364,511	-	-	$12,364,511

There were no Level 3 investments held during the period. During the period, there were no transfers between Levels 1 and 2.

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By: /s/ John Pasco, III
John Pasco, III
Principal Executive Officer
Date: December 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ John Pasco, III
John Pasco, III
Principal Executive Officer
Date: December 24, 2012

By: /s/ Karen Shupe
Karen Shupe
Principal Financial Officer
Date: December 24, 2012